Other long-term liabilities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2021	Jun. 30, 2024
Debt Instrument [Line Items]
Contract adjustment payments, excluding interest	$ 222,378
Contract adjustment payments, accretion period	3 years
Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Green Equity Units issued (in shares)	23,000,000
Green Equity Units, annual distributions (percent)	7.75%
Green Equity Units, share purchase contract, interest rate (percent)	6.57%
Senior unsecured notes (Green Equity Units) | Senior Unsecured Notes
Debt Instrument [Line Items]
Proceeds from green equity units	$ 1,150,000
Weighted average coupon	1.18%	5.37%